SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 97.3%
	Alabama — 2.7%
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series A-1, 4.00% due 12/1/2049 (put 12/1/2025)	$1,230,000	$ 1,217,089
	Chatom (Powersouth Energy Cooperative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025	425,000	437,205
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 3.25% due 8/1/2037 (put 8/1/2023)	1,500,000	1,493,141
[a]	City of Mobile Alabama (Alabama Power Co.) IDB, Series C, 3.78% due 6/1/2034	1,000,000	1,000,000
	Arizona — 1.4%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 4.26% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	1,000,000	985,415
	Northern Arizona University, 5.00% due 8/1/2024	1,115,000	1,116,201
	California — 2.9%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	385,553
	County of Riverside, Series A, 3.70% due 10/19/2023	1,750,000	1,752,179
	Rancho Santa Fe Community Services District Financing Authority, Series A, 5.00% due 9/1/2025	1,745,000	1,781,453
[a]	Sacramento Municipal Utility District, Series A, 5.00% due 8/15/2049 (put 10/17/2023)	600,000	600,402
	Colorado — 2.8%
	Colorado (Adventhealth Obligation Group) HFA,
	Series C,
[a]	5.00% due 11/15/2036 (pre-refunded 11/15/2023)	265,000	266,639
[a]	5.00% due 11/15/2036 (put 11/15/2023)	735,000	739,355
	Colorado (Northern Colorado Medical Center) HFA ETM, 5.00% due 5/15/2025	565,000	583,472
[a]	E-470 Public Highway Authority, Series B, 3.74% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,988,514
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2023	750,000	754,723
	Connecticut — 0.8%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2027	1,150,000	1,203,624
	District of Columbia — 1.3%
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	2,000,000	2,011,338
	Florida — 3.4%
	City of Orlando (Senior Tourist Development; Insured: AGM), Series A, 5.00% due 11/1/2025	1,000,000	1,033,799
	County of Manatee (Public Utilities System Improvements), 5.00% due 10/1/2026	370,000	381,766
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	779,073
[a]	Florida Housing Finance Corp. (Hampton Point Preservation Ltd.), Series E, 5.00% due 5/1/2026 (put 5/1/2025)	1,000,000	1,017,154
[a]	Miami-Dade County Housing Finance Authority (Quail Roost Transit Village I Ltd.), 5.00% due 9/1/2026 (put 9/1/2025)	1,000,000	1,035,346
	Orange County (AdventHealth Obligated Group) HFA,
	Series C,
[a]	5.00% due 11/15/2052 (pre-refunded 11/15/2026)	55,000	58,366
[a]	5.00% due 11/15/2052 (put 11/15/2026)	820,000	862,576
	Georgia — 6.8%
[a]	Bartow County Development Authority (Georgia Power Co.), 3.95% due 12/1/2032 (put 3/8/2028)	1,300,000	1,316,020
[a]	Development Authority of Burke County (Georgia Power Co.), Series REMK, 3.80% due 10/1/2032 (put 5/21/2026)	1,000,000	1,000,112
[a]	Development Authority of Burke County (Georigia Power Co.), 2.925% due 11/1/2048 (put 3/12/2024)	1,025,000	1,017,259
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series A, 5.00% due 6/1/2024	550,000	551,495
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 4/1/2048 (put 9/1/2023)	1,700,000	1,698,434
[a]	Series C, 4.00% due 8/1/2048 (put 12/1/2023)	1,650,000	1,647,119
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2023 - 10/1/2026	1,170,000	1,198,359
	Savannah (International Paper Co.) EDA, Series B, 1.90% due 8/1/2024	2,000,000	1,948,560
	Hawaii — 0.7%
[a]	City & County of Honolulu (Komohale Maunakea Venture LP), 5.00% due 6/1/2027 (put 6/1/2026)	1,000,000	1,045,985
	Illinois — 10.1%
	City of Chicago (Water System), 5.00% due 11/1/2024 - 11/1/2027	1,560,000	1,601,023
[a]	City of Chicago Heights (Olympic Village LLC), 2.875% due 8/1/2027 (put 8/1/2025)	1,500,000	1,488,901
	Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia (Insured: AGM) GO, 5.00% due 12/1/2027	220,000	235,479
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	1,000,000	1,020,697
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	500,981
[a]	Illinois (Collateralized: GNMA, FNMA, FHLMC) HDA, Series G, 3.50% due 10/1/2054 (put 6/4/2024)	2,000,000	2,000,038
[a]	Illinois (Anchor Senior Living 2021 LP) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,011,502
[a]	Illinois (South Shore IL Preservation LP) HDA, 4.00% due 6/1/2026 (put 6/1/2025)	550,000	557,293
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2027	500,000	539,669
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2023 - 10/15/2024	420,000	415,391
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2024 - 4/1/2026	1,170,000	1,197,675
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	1,000,000	1,017,902

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	State of Illinois GO,
	Series A, 5.00% due 3/1/2024	$ 800,000	$ 806,963
	Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,093,893
	Indiana — 1.3%
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	979,362
[a]	Indiana Finance Authority (Republic Services, Inc.), Series B, 3.80% due 5/1/2028 (put 9/1/2023)	1,000,000	1,000,000
	Iowa — 2.4%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,600,000	3,661,484
	Kansas — 1.9%
	Chisholm Creek Utility Authority (Insured: AMBAC), 5.25% due 9/1/2023	1,165,000	1,168,410
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	1,350,000	1,377,475
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2031 (pre-refunded 9/1/2027)	350,000	380,867
	Kentucky — 0.9%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	988,146
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	450,000	447,818
	Louisiana — 3.1%
	City of Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	863,730
[a]	Louisiana Offshore Terminal Authority (Loop LLC), Series A, 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,486,452
[a]	Plaquemines Port Harbor & Terminal District (International Marine Terminals Partnership; LOC Wells Fargo Bank NA), Series A, 4.00% due 3/15/2025 (put 3/15/2024)	1,500,000	1,497,415
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 4.042% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	985,000	936,624
	Massachusetts — 1.6%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.61% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,494,077
	Michigan — 1.1%
[a]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,771,676
	Minnesota — 0.9%
[a,c]	City of Mounds View Multifamily Housing Revenue (Sherman Forbes Project), Series A, 4.05% due 11/1/2026	1,000,000	1,004,882
	Dakota County Community Development Agency (Eagan AH I LLLP), 4.125% due 6/1/2024	420,000	420,129
	Mississippi — 1.0%
[a]	County of Jackson GO, 2.75% due 11/1/2024 (put 8/1/2023)	1,500,000	1,499,384
	Montana — 0.7%
	City of Forsyth (NorthWestern Corp.), 3.875% due 7/1/2028	1,000,000	1,004,195
	Nebraska — 1.2%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,003,458
	Central Plains Energy Project (Guaranty: Royal Bank of Canada), 4.00% due 8/1/2024	250,000	249,548
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	524,956
	Nevada — 1.3%
[a]	County of Clark (Nevada Power Co.), 3.75% due 1/1/2036 (put 3/31/2026)	1,000,000	1,023,307
[a]	Nevada Housing Division (Fairfield Woodcreek LLC), 5.00% due 12/1/2025 (put 12/1/2024)	1,000,000	1,025,100
	New Jersey — 4.1%
	City of Jersey (Municipal Utilities Authority Water Fund), Series B, 4.00% due 5/3/2024	1,000,000	1,003,586
	City of Newark GO, Series D, 4.00% due 9/29/2023	2,000,000	2,000,954
[c]	Essex County Improvement Authority, 5.00% due 7/3/2024	500,000	506,703
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series BBB, 5.50% due 6/15/2029 (pre-refunded 12/15/2026)	1,000,000	1,086,976
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2024	1,000,000	1,014,264
	Southeast Monmouth Municipal Utilities Authority (Water Revenue Project Notes), 4.00% due 9/29/2023	700,000	700,367
	New Mexico — 3.1%
[a]	City of Farmington (Public Service Co. of New Mexico), Series E, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,457,577
	Las Cruces School District No. 2 (State Aid Withholding) GO, 5.00% due 8/1/2026	1,000,000	1,057,358
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), Series A, 4.00% due 11/1/2023 - 5/1/2024	1,400,000	1,397,509
	Santa Fe Public School District (State Aid Withholding) GO, 3.00% due 8/1/2023	900,000	899,623
	New York — 6.7%
	City of Plattsburgh GO, Series B, 4.75% due 11/17/2023	1,680,000	1,684,049
	County of Nassau (Insured: BAM-TCRS) GO, Series B, 5.00% due 4/1/2034 (pre-refunded 4/1/2024)	500,000	506,444
	Manchester-Shortsville Central School District (State Aid Withholding) GO, 4.00% due 8/17/2023	2,200,000	2,200,180
	Metropolitan Transportation Authority, Series A, 5.00% due 11/15/2023	2,065,000	2,065,838
[a]	Metropolitan Transportation Authority (Green Bond), Series A, 5.00% due 11/15/2048 (put 11/15/2024)	500,000	506,248
[a]	New York City Housing Development Corp., Series F, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,104,212
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2023 - 7/1/2025	810,000	811,560
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2024	925,000	936,749
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2023	425,000	425,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	North Carolina — 0.1%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	$ 205,000	$ 212,234
	North Dakota — 1.3%
[a]	North Dakota Housing Finance Agency, Series B, 4.21% (MUNIPSA + 0.20%) due 1/1/2043 (put 7/1/2024)	2,000,000	1,980,486
	Ohio — 2.9%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	735,000	767,493
[a]	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	2,000,000	2,145,700
	Union/Clermont County Township GO, 3.00% due 8/30/2023	1,500,000	1,497,678
	Oklahoma — 1.2%
	Muskogee Industrial Trust (Muskogee County ISD No. 20), 5.00% due 9/1/2023	200,000	200,215
	Rogers County Educational Facilities Authority (School District No. 2 Catoosa), 5.00% due 9/1/2026	1,500,000	1,576,294
	Pennsylvania — 4.3%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,545,415
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 3.74% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	1,850,000	1,808,223
	Hempfield Area School District (Insured: AGM) (State Aid Withholding) GO, Series C, 5.00% due 3/15/2027	290,000	309,334
[a]	Montgomery County (Constellation Energy Generation LLC) IDA, Series A, 4.10% due 4/1/2053 (put 4/3/2028)	1,015,000	1,027,529
	Northeastern Pennsylvania Hospital and Education Authority (King’s College), 5.00% due 5/1/2024 - 5/1/2026	1,260,000	1,264,458
[a]	Pennsylvania (Republic Services, Inc.) EDFA, Series B, 3.45% due 12/1/2030 (put 10/2/2023)	725,000	725,000
	South Carolina — 1.0%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 10/1/2048 (put 2/1/2024)	1,500,000	1,499,804
	South Dakota — 0.2%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2023	335,000	335,519
	Tennessee — 3.7%
	Health Educational and Housing Facility Board of the City of Memphis (Memphis Towers TC LP), 3.40% due 12/1/2023	1,000,000	999,577
	Johnson City Health & Educational Facilities Board (Ballad Health Obligated Group), Series A, 5.00% due 7/1/2024	500,000	506,127
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners LP), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,015,300
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2023	2,115,000	2,117,096
	Texas — 12.6%
	Boerne School District (Insured: PSF-GTD) ISD GO,
[a]	2.80% due 12/1/2051 (put 12/1/2023)	1,800,000	1,797,422
[a]	3.125% due 2/1/2053 (put 2/1/2027)	1,000,000	1,009,220
	City of Georgetown Utility System Revenue (Insured: BAM), 5.00% due 8/15/2024 - 8/15/2026	1,505,000	1,553,830
	City of Houston Airport System Revenue, Series B, 5.00% due 7/1/2023	150,000	150,000
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2027	650,000	694,272
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	135,000	133,282
[a]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2052 (put 8/1/2023)	2,000,000	1,998,624
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,125,540
[a]	Houston (Insured: PSF-GTD) ISD GO, Series C, 4.00% due 6/1/2039 (put 6/1/2025)	1,000,000	1,017,036
	Lower Colorado River Authority (LCRA Transmission Services Corp.), Series A, 5.00% due 5/15/2024	750,000	760,522
	North East (Insured: PSF-GTD) ISD GO,
[a,c]	3.60% due 8/1/2052 (put 8/1/2024)	1,000,000	1,000,146
[a]	Series C, 2.05% due 8/1/2046 (put 8/1/2023)	970,000	968,686
[a]	Northside (Insured: PSF-GTD) GO ISD, Series B, 3.00% due 8/1/2053 (put 8/1/2026)	1,000,000	1,001,288
[a]	Prosper (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 2/15/2050 (put 8/15/2023)	750,000	748,981
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,019,133
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,145,435
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2025	240,000	243,432
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments LP), 4.125% due 6/1/2045 (put 6/1/2027)	2,000,000	2,043,658
	Utah — 0.7%
[a]	County of Utah (Intermountain Healthcare Obligated Group), Series B, 5.00% due 5/15/2060 (put 8/1/2024)	1,000,000	1,019,324
	Virginia — 0.6%
[a]	Halifax County IDA, Series A, 1.65% due 12/1/2041 (put 5/31/2024)	500,000	490,727
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2025	500,000	506,140
	Wisconsin — 4.5%
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,287,760
[a]	Public Finance Authority (Duke Energy Progress LLC), Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	2,000,000	2,013,588
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	366,596
	Public Finance Authority (United Methodist Retirement Homes, Inc. Obligated Group), Series A, 4.00% due 10/1/2025 - 10/1/2026	590,000	572,843
	Racine USD, Series B, 4.125% due 4/1/2025	1,500,000	1,503,528
[c]	Village of Kimberly, 4.00% due 6/1/2024	1,115,000	1,117,148
	Total Long-Term Municipal Bonds — 97.3% (Cost $149,889,265)		149,390,468

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Short-Term Municipal Bonds — 2.2%
	Texas — 2.2%
[a]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 7/3/2023)	$3,300,000	$ 3,300,000
	Total Short-Term Municipal Bonds — 2.2% (Cost $3,300,000)		3,300,000
	Total Investments — 99.5% (Cost $153,189,265)		$152,690,468
	Other Assets Less Liabilities — 0.5%		842,742
	Net Assets — 100.0%		$153,533,210

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $2,494,077, representing 1.62% of the Fund’s net assets.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
TCRS	Transferable Custodial Receipts
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.